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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                            PLEASE PRINT OR TYPE.

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1.  Name and address of issuer:

    Common Sense II Government Fund
    2800 Post Oak Blvd.
    Houston, TX 77056
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2.  Name of each series or class of funds for which this notice is filed:


    Class A, Class B
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3.  Investment Company Act File Number: 811-5018


    Securities Act File Number: 33-11716

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4.  Last day of fiscal year for which this notice is filed: 10/31/95

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5.  Check box if this notice is being filed more that 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               { }
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          --0--
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


 --0--
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9.  Number and aggregate sale price of securities sold during the fiscal year:

      A    545,888                            A    $6,745,417
                    >  1,164,793                               >  14,118,781
      B    618,905                            B    $7,373,364
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      A    545,888                            A    $6,745,417
                    >  1,164,793                               > $14,118,781
      B    618,905                            B    $7,373,364
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

      A     27,873                            A    $331,815
                    >  47,741                                >   $569,219
      B     19,868                            B    $237,404

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12.  Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the
         fiscal year in reliance on rule 24f-2 (from
         Item 10):                                             $     14,118,781
                                                                _______________

    (ii) Aggregate price of shares issued in connection with
         dividend reinvestment plans (from item 11, if
         applicable):                                          +        569,219
                                                                _______________

   (iii) Aggregate price of shares redeemed or repurchased
         during the fiscal year (if applicable):               -      3,058,307
                                                                _______________

   (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):               +       --0--
                                                                _______________

    (v)  Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus line
         (iv)] (if applicable):                                      11,629,693
                                                                _______________

   (vi)  Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see instruction C.6):                     x      .00034483
                                                                _______________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]                                            $       4,010.24
                                                                _______________

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).



Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                              December 20, 1995
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ NORI L. GABERT
                          ____________________________________________________
                              Nori L. Gabert, Secretary
                          _____________________________________________________

Date December 28, 1995
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* PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.

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